Consolidated Schedule of Investments (unaudited) July 31, 2019	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 64.3%
BASF SE, 2.26%, 08/26/19(a)	$1,100,000	$1,098,204
Bell Canada Inc., 2.53%, 08/08/19(a)	1,100,000	1,099,363
CenterPoint Energy Inc., 2.48%, 08/20/19(a)	900,000	898,763
DBS Bank Ltd., 2.36%, 08/02/19(a)	1,000,000	999,867
Duke Energy Corp., 2.48%, 08/07/19(a)(b)	1,000,000	999,520
Enbridge (US) Inc., 2.52%, 08/05/19(a)	1,000,000	999,658
Keurig Dr Pepper Inc., 2.51%, 08/26/19(a)	1,400,000	1,397,475
Mondelez International Inc., 2.51%, 09/04/19(a)	1,000,000	997,565
Nederlandse Waterschapsbank NV, 2.37%, 09/09/19(a)	1,500,000	1,496,167
NextEra Energy Capital Holdings Inc., 2.49%, 08/14/19(a)	1,400,000	1,398,645
Nieuw Amsterdam Receivables Corp., 2.39%, 08/02/19(a)	1,250,000	1,249,831
NRW Bank, 2.27%, 09/05/19(a)	750,000	748,391
Nutrien Ltd., 2.56%, 08/16/19(a)	1,100,000	1,098,762
Old Line Funding LLC, 2.49%, 08/21/19(a)	500,000	499,340
Reckitt Benckiser Treasury Services PLC, 2.33%, 08/13/19(a)	400,000	399,663
United Overseas Bank Ltd., 2.22%, 09/10/19(a)	945,000	942,615
VW CR Inc., 2.51%, 09/26/19(a)	1,000,000	995,999

		17,319,828

U.S. Treasury Obligations — 18.6%
U.S. Treasury Bill 2.10%, 08/20/19(a)	2,650,000	2,647,162
2.14%, 08/27/19(a)	2,200,000	2,196,879
2.25%, 08/06/19(a)	175,000	174,951

		5,018,992

Security	Shares	Value

Money Market Funds — 14.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	3,795,000	$3,795,000

Total Short-Term Investments — 97.0% (Costs: $26,134,357)		26,133,820

Total Investments in Securities — 97.0% (Cost: $26,134,357)		26,133,820

Other Assets, Less Liabilities — 3.0%		802,462

Net Assets — 100.0%		$26,936,282

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	7,904,926	(4,109,926)	3,795,000	$3,795,000	$82,039	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bloomberg Roll Select Commodity Index	1,355	09/18/19	$26,872	$504,853

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Commercial Paper	$—	$17,319,828	$—	$17,319,828
U.S. Treasury Obligations	—	5,018,992	—	5,018,992
Money Market Funds	3,795,000	—	—	3,795,000

	$3,795,000	$22,338,820	$—	$26,133,820

Derivative financial instruments(a)
Assets
Futures Contracts	$504,853	$—	$—	$504,853

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2